Summary of Significant Accounting Policies - Summary of Fair Value Hierarchy of The Valuation (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Money market funds included in cash and cash equivalents	$ 286,890	$ 56,907
Contingent earnout liability	59,722
SVB [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrant liability		545
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrant liability	2,646
Level 1
Summary Of Significant Accounting Policies [Line Items]
Money market funds included in cash and cash equivalents	286,890	56,907
Level 3
Summary Of Significant Accounting Policies [Line Items]
Contingent earnout liability	59,722
Level 3 | SVB [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrant liability		$ 545
Level 3 | Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrant liability	$ 2,646